EARNINGS (LOSS) PER SHARE - Schedule of Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator - Basic and Diluted EPS
Net loss	$ (12,941)	$ (48,896)
Denominator — Basic and Diluted EPS
Weighted–average shares — Basic (in shares)	54,480	53,044
Weighted-average shares — diluted (in shares)	54,480	53,044
Net loss per share — basic (in dollars per share)	$ (0.24)	$ (0.92)
Net loss per share — diluted (in dollars per share)	$ (0.24)	$ (0.92)